Average Annual Total Returns - FidelitySAILong-TermTreasuryBondIndexFund-PRO - FidelitySAILong-TermTreasuryBondIndexFund-PRO - Fidelity SAI Long-Term Treasury Bond Index Fund	Apr. 29, 2023
Fidelity SAI Long-Term Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(31.39%)
Past 5 years	(2.64%)
Since Inception	(0.58%)
Fidelity SAI Long-Term Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(32.11%)
Past 5 years	(3.92%)
Since Inception	(1.87%)
Fidelity SAI Long-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(18.52%)
Past 5 years	(2.33%)
Since Inception	(0.84%)
LB145
Average Annual Return:
Past 1 year	(31.09%)
Past 5 years	(2.57%)
Since Inception	(0.47%)	[1]

[1]	A From October 8, 2015